SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2016
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE SEPARATE ACCOUNT

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                        FS VARIABLE SEPARATE ACCOUNT

                 POLARIS SELECT INVESTOR VARIABLE ANNUITY
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Effective on or about February 6, 2017 the portfolio managers for the
International Equity Portfolio and Mid Cap Value Portfolio have changed as follows:

Underlying Fund:       Formerly Managed by:                         Newly Managed by:
----------------       --------------------                         -----------------
International Equity   Janus Capital Management, LLC,               Schroder Investment Management North America Inc.,
                       T. Rowe Price Associates, Inc. and           T. Rowe Price Associates, Inc. and
                       SunAmerica Asset Management, LLC             SunAmerica Asset Management, LLC

Underlying Fund:       Formerly Managed by:                         Newly Managed by:
----------------       --------------------                         -----------------
Mid Cap Value          Goldman Sachs Asset Management, L.P.,        T. Rowe Price Associates, Inc.,
                       Massachusetts Financial Services Company     Massachusetts Financial Services Company
                       and SunAmerica Asset Management, LLC         and SunAmerica Asset Management, LLC



The following is added to the table in the APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY of the prospectus:

PROSPECTUS PROVISION    AVAILABILITY OR VARIATION            ISSUE STATE
--------------------    -------------------------            -----------
Nursing Home Waiver     The Nursing Home Waiver is not       Connecticut
                        available for contracts purchased    Massachusetts
                        on or after February 6, 2017.        Pennsylvania





Dated:  February 6, 2017

                Please keep this Supplement with your Prospectus